Retirement Benefit Schemes - Summary of Post Employment Benefit Expenses Related to Defined Contribution Plans (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of defined benefit plans [abstract]
Total charge to income statement in respect of defined contribution schemes	$ 2.8	$ 6.5	$ 4.5	$ 3.5